Cover	Dec. 06, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 06, 2022
Entity File Number	001-39958
Entity Registrant Name	TRINITY CAPITAL INC.
Entity Central Index Key	0001786108
Entity Tax Identification Number	35-2670395
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	1 N. 1st Street
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85004
City Area Code	(480)
Local Phone Number	374-5350
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Common Stock, par value $0.001 per share
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	TRIN
Security Exchange Name	NASDAQ
7% Notes due 2027
Title of 12(b) Security	7% Notes due 2027
Trading Symbol	TRINL
Security Exchange Name	NASDAQ